LEASE COMMITMENTS (Details 1) (USD $)	Dec. 31, 2013
Lease Commitments Details 1
2014	$ 7,931,332
2015	7,931,332
2016	5,948,499
2017
2018
Over five years
Capital lease commitments, Future Minimum Payments Due, Total	$ 21,811,163